Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Class A [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	100,000,000	100,000,000
Temporary Equity, Shares Issued	15,444,103	15,444,103
Temporary Equity, Shares Outstanding	15,444,103	15,444,103
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	463,882	463,882
Common stock shares outstanding	463,882	463,882
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000
Common stock shares issued	3,861,026	3,861,026
Common stock shares outstanding	3,861,026	3,861,026